Commitment and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

16	Commitment and Contingencies

For the details on future minimum lease payment under the non-cancelable operating leases as of December 31, 2025, please refer to Note 7 set forth in the Notes to the Consolidated Financial Statements.

As of December 31, 2024 and 2025, the Company did not have any capital commitments and contingencies, except for the S$125,250 (US$97,372) capital commitment in relation to the joint venture agreement entered on November 18, 2025. For the details of this capital commitment, please refer to Note 17(a) set forth in the Notes to the Consolidated Financial Statements.